CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 620,731	$ 916,987
Prepaid expenses	126,450	152,474
Total current assets	747,181	1,069,461
Cash and investments held in Trust Account	230,006,825	230,254,149
Total assets	230,754,006	231,323,610
Current liabilities:
Accounts payable	961,659
Accrued legal fees	1,520,000	50,000
Accrued expenses - related parties	17,500	17,500
Franchise tax payable	19,228	200,050
Total current liabilities	2,518,387	267,550
Deferred underwriting commissions	6,300,000	6,300,000
Derivative warrant liabilities	16,406,170	18,791,170
Total liabilities	25,224,557	25,358,720
Commitments and Contingencies
Class A common stock, $0.0001 par value; 20,052,944 and 20,096,488 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	200,529,440	200,964,880
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0
Additional paid-in capital	13,776,784	13,341,349
Accumulated deficit	(8,777,645)	(8,342,204)
Total stockholders' equity	5,000,009	5,000,010
Total liabilities and stockholders' equity	230,754,006	231,323,610
Class A common stock
Stockholders' Equity:
Common Stock, Value, Issued	295	290
Class B common stock
Stockholders' Equity:
Common Stock, Value, Issued	$ 575	$ 575	[1]

[1]	As of December 31, 2019, this number includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 13, 2020, the underwriter exercised its over-allotment option in full; thus, the Founder Shares were no longer subject to forfeiture.